Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investees Through its Subsidiaries or VIEs

As of December 31, 2012, the Company also holds equity investments in the following investees through its subsidiaries or VIEs, all of which were accounted for under the equity method:

Investee	Percentage of ownership of common stock
Beijing Paibo Times Technology Co., Ltd.	32.56%
Chongqing Rongdu Technology Co., Ltd.	40.00%
Henan Feidian Network Technology Co., Ltd.	40.00%
OPDA Appublish Co., Ltd.	15.33%

Investments Classified as Held-to-Maturity Securities and Available-for-Sale Securities

Investments classified as held-to-maturity securities and available-for-sale securities as of December 31, 2011 and 2012 were as follows:

	As of December 31, 2011
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)		9,834,275
Adjustable-rate investments	100,048	—	(21)		100,027
Available-for-sale securities
Adjustable-rate investments	102,637			45	102,682

	As of December 31, 2012
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	17,072,751	30,886	(17,385)		17,086,252	2,742,533
Available-for-sale securities
Fixed-rate investments	3,500,945			13,454	3,514,399	564,100
Adjustable-rate investments	17,073			—	17,073	2,740
Long-term investments:
Fixed-rate held-to-maturity investments	513,728	886	—		514,614	82,601